INCOME TAXES- Additional information (Details)	1 Months Ended	12 Months Ended
	Jan. 30, 2008	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
INCOME TAXES
Tax rate of the PRC Enterprise Income Tax (EIT)		25.00%	25.00%	25.00%
Preferential tax rate		15.00%
China tax authority		The open tax years for examinations in China are 5 years.
Maximum
INCOME TAXES
Tax rate of the PRC Enterprise Income Tax (EIT)	33.00%
Minimum
INCOME TAXES
Tax rate of the PRC Enterprise Income Tax (EIT)	25.00%
Beijing Origin Seed Limited (note (i)) ("Beijing Origin")
INCOME TAXES
Preferential tax rate		15.00%	15.00%	15.00%